SEMI-ANNUAL REPORT o FEBRUARY 28, 1999


    CITIFUNDS(TM)
-----------------



                               TAX FREE RESERVES



         --------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURES o NO BANK GUARANTEE o MAY LOSE VALUE
         --------------------------------------------------------------


                                 MONEY MARKETS

TABLE OF CONTENTS


Letter to Our Shareholders                                                    1
 ...............................................................................
Portfolio Environment and Outlook                                             2
 ...............................................................................
Fund Facts                                                                    3
 ...............................................................................
Fund Performance                                                              4
 ...............................................................................


CITIFUNDS TAX FREE RESERVES


Statement of Assets and Liabilities                                           5
 ...............................................................................
Statement of Operations                                                       6
 ...............................................................................
Statement of Changes in Net Assets                                            7
 ...............................................................................
Financial Highlights                                                          8
 ...............................................................................
Notes to Financial Statements                                                 9
 ...............................................................................


TAX FREE RESERVES PORTFOLIO


Portfolio of Investments                                                     12
 ...............................................................................
Statement of Assets and Liabilities                                          20
 ...............................................................................
Statement of Operations                                                      20
 ...............................................................................
Statement of Changes in Net Assets                                           21
 ...............................................................................
Financial Highlights                                                         21
 ...............................................................................
Notes to Financial Statements                                                22
 ...............................................................................

LETTER TO OUR SHAREHOLDER



Dear Shareholder:

   The 6-month period ended February 28, 1999, was a good one for the U.S. economy and tax-exempt money market securities. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America contributed to the Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing of monetary policy caused short-term money market yields to decline, very low inflation continued to support above-average REAL returns, which are nominal yields less the rate of inflation.

   In contrast, in both the taxable and tax-exempt markets, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields of longer term securities rise, their prices decline. Accordingly, money market funds such as CitiFunds Tax Free Reserves generally performed better than longer term tax-exempt bond funds over the six-month period.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
---------------------------
Philip W. Coolidge
President
March 22, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   LOW INFLATION IN THE U.S. AND RECESSIONARY CONDITIONS IN SOME OVERSEAS ECONOMIES CONTRIBUTED TO LOWER YIELDS on tax-exempt money market securities. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.
   Why did economic events overseas affect short-term securities issued by U.S. municipalities? A major reason is that the Federal Reserve Board became concerned that the problems in the emerging markets might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and stimulate the U.S. economy, the Federal Reserve Board reduced key short-term interest rates in three steps between September and November.
   In anticipation of the Federal Reserve Board's action, WE BEGAN THE REPORTING PERIOD WITH THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE. By October, the average maturity reached 65 days. This strategy enabled us to capture higher yields for as long as practical while interest rates fell.
   As our holdings matured, we reinvested the proceeds in tax-exempt money market instruments with modestly shorter maturities. Consequently, the Portfolio's average maturity gradually declined to 45 days by December, enabling us to respond faster to opportunities for higher yields. Such opportunities arose in December, for example, when seasonal fund redemptions caused tax-exempt yields to rise temporarily before declining again in January.
   As we noted in our shareholder report six months ago, SHORT-TERM TAX-EXEMPT SECURITIES WERE RELATIVELY SCARCE in 1998. That's because a strong national economy helped boost tax revenues, reducing the need for municipalities to borrow to cover short-term operating expenses. In fact, issuance of short-term, tax-exempt notes declined about 25% in 1998 from the previous year to its lowest level in more than 10 years.
   At the same time, demand for tax-exempt money market securities rose significantly in the second half of 1998. Dislocations in the world's stock markets triggered a "flight to quality" among domestic and foreign investors. Many domestic investors turned to tax-exempt money market funds as a safe harbor during this volatile time. The combination of reduced supply and increased demand made it more difficult to find attractive values in tax-exempt notes.
   As a result, WE CONTINUED TO FOCUS ON TAX-EXEMPT VARIABLE-RATE DEMAND NOTES (VRDNs), which are securitized and issued by investment banks. These "floaters" generally offered higher yields than other high-quality, short-term tax-exempt securities. We also found attractive values in tax-exempt commercial paper.
   Looking forward, we expect the U.S. economic expansion to continue throughout 1999. This should help support the sound fiscal conditions prevailing in most states and many municipalities. Yet, persistently low inflation should, in our view, prevent the Federal Reserve Board from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures. If our outlook is correct, tax-exempt money market yields should remain relatively stable over the foreseeable future, while longer term yields may rise modestly. We intend to continue to monitor economic influences carefully, with an eye toward adjusting our investment strategy in a way that attempts to capture the opportunities and reduce the risks of prevailing market conditions.



FUND FACTS

FUND OBJECTIVE
Provide high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER,                      DIVIDENDS
Tax Free Reserves Portfolio              Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
August 31, 1984                          Distributed annually, if any

NET ASSETS AS OF 2/28/99                 BENCHMARKS
$537.5 million                           o Lipper Tax Exempt Money
                                           Funds Average
                                         o IBC General Tax Free Money
                                           Funds Average

* A portion of the income may be subject to the Federal  Alternative Minimum Tax
  (AMT). Consult your personal tax advisor

FUND PERFORMANCE
TOTAL RETURNS
                                                 SIX        ONE   FIVE     TEN
ALL PERIODS ENDED FEBRUARY 28, 1999 (Unaudited)  MONTHS**  YEAR  YEARS*   YEARS*
================================================================================

CitiFunds Tax Free Reserves                     1.33%     2.88%   2.96%   3.44%
Lipper Tax Exempt Money Funds Average           1.31%     2.81%   2.95%   3.42%

* Average Annual Total Return
**Not Annualized

7-DAY YIELDS
Annualized Current         2.43%
Effective                  2.46%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.


COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS TAX FREE RESERVES
VS. IBC GENERAL TAX FREE MONEY FUNDS AVERAGE

As illustrated, CitiFunds Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one-year period.

[The following table represents a chart in the printed piece.]

               IBC General         CitiFunds Tax Free
Date        Tax Free Funds Avg.        Reserves
----        ------------------     ------------------
3/3/98               2.91%               2.91%
3/10/98              2.57%               2.66%
3/17/98              2.59%               2.61%
3/24/98              2.89%               2.89%
3/31/98              3.03%               3.08%
4/7/98               2.99%               3.02%
4/14/98              2.99%               3.02%
4/21/98              3.23%               3.27%
4/28/98              3.42%               3.44%
5/5/98               3.31%               3.37%
5/12/98              3.16%               3.21%
5/19/98              3.18%               3.21%
5/26/98              3.14%               3.16%
6/2/98               3.18%               3.20%
6/9/98               2.99%               3.05%
6/16/98              3.01%               3.03%
6/23/98              3.00%               3.04%
6/30/98              3.03%               3.05%
7/7/98               2.74%               2.84%
7/14/98              2.70%               2.75%
7/21/98              2.94%               2.97%
7/28/98              2.99%               3.06%
8/4/98               2.98%               3.03%
8/11/98              2.71%               2.79%
8/18/98              2.84%               2.83%
8/25/98              2.82%               2.85%
9/1/98               2.84%               2.83%
9/8/98               2.66%               2.57%
9/15/98              2.79%               2.76%
9/22/98              3.06%               3.09%
9/29/98              3.21%               3.22%
10/6/98              3.00%               3.05%
10/13/98             2.79%               2.83%
10/20/98             2.78%               2.81%
10/27/98             2.69%               2.73%
11/3/98              2.69%               2.69%
11/10/98             2.59%               2.62%
11/17/98             2.68%               2.69%
11/24/98             2.75%               2.80%
12/1/98              2.69%               2.72%
12/8/98              2.41%               2.47%
12/15/98             2.59%               2.62%
12/22/98             2.76%               2.80%
12/29/98             2.95%               2.99%
1/5/99               3.15%               3.15%
1/12/99              2.55%               2.62%
1/19/99              2.48%               2.50%
1/26/99              2.42%               2.47%
2/2/99               2.35%               2.40%
2/9/99               1.98%               2.08%
2/16/99              2.01%               2.06%
2/23/99              2.35%               2.30%


Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS TAX FREE  RESERVES
STATEMENT OF ASSETS AND  LIABILITIES

FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)       $538,625,078
Receivable for shares of beneficial interest sold                         1,000
--------------------------------------------------------------------------------
    Total assets                                                    538,626,078
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    63,117
Dividends payable                                                       785,121
Payable to affiliate-Shareholder servicing agents' fees (Note 3B)       105,002
Accrued expenses and other liabilities                                  134,229
--------------------------------------------------------------------------------
    Total liabilities                                                 1,087,469
--------------------------------------------------------------------------------
NET ASSETS for 537,550,034 shares of beneficial interest
 outstanding                                                       $537,538,609
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $537,550,034
Accumulated net realized loss on investments                            (11,425)
--------------------------------------------------------------------------------
    Total                                                          $537,538,609
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================


See notes to financial statements

CITIFUNDS TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================

INTEREST INCOME (Note 1A):
Income from Tax Free Reserves Portfolio                $8,445,206
ALLOCATED EXPENSES FROM TAX FREE RESERVES PORTFOLIO      (382,529)
--------------------------------------------------------------------------------
                                                                     $8,062,677
EXPENSES
Shareholder Servicing Agents' fees (Note 3B)              636,992
Administrative fees (Note 3A)                             636,992
Distribution fees (Note 4)                                254,797
Shareholder reports                                        10,770
Custody and fund accounting fees                            7,880
Trustees' fees                                              7,746
Transfer Agent fees                                         5,000
Audit fees                                                  4,950
Legal fees                                                  3,895
Miscellaneous                                                 381
--------------------------------------------------------------------------------
  Total expenses                                        1,569,403
Less aggregate amounts waived by Administrator and
  Distributor (Notes 3A and 4)                           (296,294)
--------------------------------------------------------------------------------
  Net expenses                                                        1,273,109
--------------------------------------------------------------------------------
Net investment income                                                 6,789,568
NET REALIZED GAIN ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO         2,461
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $6,792,029
================================================================================


See notes to financial statements

CITIFUNDS TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                 SIX MONTHS ENDED
                                                 FEBRUARY 28,1999   YEAR ENDED
                                                  (Unaudited)    AUGUST 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                              $  6,789,568    $ 14,532,483
Net realized gain on investments                          2,461          13,752
--------------------------------------------------------------------------------
    Net increase in net assets from operations        6,792,029      14,546,235
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                (6,789,568)    (14,532,483)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                        411,214,166     950,656,793
Net asset value of shares issued to shareholders
  from reinvestment of dividends                      1,050,477       2,647,143
Cost of shares repurchased                         (389,499,049)   (861,030,403)
--------------------------------------------------------------------------------
Net increase in net assets from transactions in
  shares of beneficial interest                      22,765,59       92,273,533
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                           22,768,055      92,287,285
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 514,770,554     422,483,269
--------------------------------------------------------------------------------
End of period                                      $537,538,609    $514,770,554
================================================================================


See notes to financial statements

CITIFUNDS TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                               Six Months
                                                  Ended                          Year Ended August 31,
                                            February 28, 1999 --------------------------------------------------------
                                              (Unaudited)        1998        1997        1996        1995        1994
========================================================================================================================
Net Asset Value, beginning of period           $1.00000       $1.00000     $1.00000    $1.00000    $1.00000    $1.00000
Net investment income                           0.01325        0.03042      0.03004     0.02973     0.03197     0.02002
Less dividends from net
  investment income                            (0.01325)      (0.03042)    (0.03004)   (0.02973)   (0.03197)   (0.02002)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                 $1.00000       $1.00000     $1.00000    $1.00000    $1.00000    $1.00000
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                              $537,539       $514,771     $422,483    $371,349    $392,172    $232,333
Ratio of expenses to
  average net assets+                             0.65%*         0.65%        0.65%       0.65%       0.65%       0.65%
Ratio of net investment income
  to average net assets+                          2.66%*         3.04%        3.01%       2.97%       3.22%       1.99%
Total return                                      1.33%**        3.08%        3.05%       3.01%       3.24%       2.02%

Note: If agents of the Fund and agents of Tax Free  Reserves  Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                $0.01160       $0.02782     $0.02715    $0.02693    $0.02929    $0.01730
RATIOS:
Expenses to average net assets                   +0.91%         *0.92%        0.94%       0.93%       0.92%       0.92%
Net investment income to
  average net assets+                             2.40%*         2.77%        2.72%       2.69%       2.95%       1.72%
=========================================================================================================================

 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses.
 *  Annualized
**  Not Annualized


See notes to financial statements

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Tax Free Reserves (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 70.9% at February 28, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.
   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $13,886, all of which will expire on August 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includeable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)


   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Fund's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 1999, Management agreed to voluntarily limit Fund expenses to 0.65%.
   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. Administrative fees amounted to $636,992, of which $197,628 was voluntarily waived for the six months ended February 28, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.
   B. SHAREHOLDER SERVICING AGENT FEES The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $636,992 for the six months ended February 28, 1999.

CITIFUNDS TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


4. DISTRIBUTION FEE The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made during the period. Distribution fees amounted to $254,797, of which $98,666 was voluntarily waived for the six months ended February 28, 1999.

5. SHARE OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,634,324,143 and $1,619,897,448 respectively, for the six months ended February 28, 1999.

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 1999
(Unaudited)

                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 0.9%
--------------------------------------------------------------------------------
Intermountain Power
  Agency Revenue,
  3.00% due 3/11/99                   $5,000       $ 5,000,000
Intermountain Power
  Agency Revenue,
  2.75% due 5/07/99                    2,000         2,000,000
                                                   -----------
                                                     7,000,000
                                                   -----------

GENERAL OBLIGATION BONDS AND
NOTES -- 3.2%
--------------------------------------------------------------------------------
Clark County, Ohio,
  4.20% due 4/01/99                      490           490,160
Dade County, Florida,
  School District,
  7.10% due 7/01/99                    1,000         1,031,508
Houston, Texas,
  5.50% due 3/01/99                    1,350         1,350,000
Massachusetts State,
  7.00% due 3/01/99                    2,000         2,000,000
Mecklenburg County,
  North Carolina,
  4.70% due 3/01/99                    1,025         1,025,000
Minnesota State,
  4.625% due 8/01/99                   1,100         1,106,410
Minnesota State,
  6.60% due 8/01/99                    2,000         2,026,523
Minnesota State,
  5.60% due 10/01/99                   1,260         1,275,825
New Jersey State
  7.25% due 4/15/99                      150           151,055
Pennsylvania State,
  6.875% due 11/01/99                    490           509,343
Salt Lake City, Utah,
  School District,
  3.50% due 3/01/99                    1,105         1,105,000
Texas State,
  6.25% due 6/01/99                      100           100,766
Texas State,
  2.95% due 7/26/99                    5,000         5,000,000
Utah State,
3.10% due 3/10/99                      2,000         2,000,000
Utah State,
  4.40% due 7/01/99                    1,000         1,003,427
Wisconsin State,
  4.00% due 5/01/99                    2,145         2,147,458
Wisconsin State,
  4.25% due 5/01/99                    1,820         1,822,378
                                                   -----------
                                                    24,144,853
                                                   -----------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 29.8%
--------------------------------------------------------------------------------
Albuqerque, New Mexico,
  4.00% due 8/01/99                    7,400         7,419,549
Alpine, Utah, School District,
  4.25% due 3/15/99                    1,250         1,250,447
Ann Arundel County,
  Maryland, Economic
  Development Authority,
  AMT, 2.80% due 5/07/99               4,100         4,100,000
Ann Arundel County,
  Maryland, Series C., AMT,
  2.80% due 5/14/99                    3,000         3,000,000
Arizona Educational
  Loan Marketing,
  6.90% due 3/01/00                      500           516,632
Austin Texas,
  7.00% due 9/01/99                    1,880         1,912,509
Austin Texas, Independent
  School District,
  6.20% due 8/01/99                    1,050         1,061,987
Baltimore County, Maryland,
  6.75% due 4/01/99                    1,000         1,002,846
Baton Rouge, Louisiana,
  9.00% due 8/01/99                    2,130         2,178,080
Boston Massachusetts,
  5.25% due 10/01/99                   2,000         2,019,948
Boston Massachusetts,
  Water & Sewer Revenue,
  4.50% due 11/01/99                   2,840         2,867,949
Brazos River, Texas, Harbor,
  District Revenue,
  6.50% due 8/15/99                      350           354,289
Cape Coral, Florida,
  Water Revenue,
  6.75% due 8/01/99                    1,000         1,015,007
Cedar Rapids, Iowa,
  4.15% due 6/01/99                      200           200,496
Central Utah, Water
  Conservancy District,
  3.50% due 4/01/99                    1,000         1,000,409
Chandler, Arizona,
  7.50% due 7/01/99                    1,175         1,190,570
Chicago, Illinois,
  3.05% due 10/31/99                   4,000         4,000,000
Chicago, Illinois,
  Metropolitan Water
  Reclamation District,
  4.70% due 12/01/99                   3,000         3,036,392

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 1999
(Unaudited)

                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Claremont County,
  Ohio, Hospital
  Facilities Revenue,
  4.70% due 9/01/99                   $1,200       $ 1,207,360
Clark County, Georgia,
  School District,
  4.25% due 9/01/99                      750           754,044
Clark County, Kentucky,
  Pollution Control Revenue,
  3.10% due 4/15/99                    2,200         2,200,000
Clark County, Nevada,
  5.80% due 10/01/99                   1,000         1,014,589
Clayton County, Georgia,
  4.25% due 8/01/99                    3,000         3,014,970
Dallas County,Texas,
  6.00% due 8/15/99                    1,000         1,013,433
Dallas Texas, Water &
  Sewer System Revenue,
  3.00% due 3/10/99                    8,694         8,694,000
Dallas Texas, Water
  & Sewer System Revenue,
  3.10% due 3/10/99                      393           393,000
Delaware Transportation
  Authority,
  6.75% due 7/01/99                    1,000         1,010,794
Fairfax County, Virginia,
  6.25% due 4/01/99                    1,280         1,308,905
Florida State, Dividend Bond
  Financial Department,
  5.00% due 7/01/99                    4,900         4,925,701
Georgia State,
  6.30% due 3/01/99                    2,000         2,000,000
Georgia State,
  6.25% due 8/01/99                    1,000         1,011,415
Georgia State,
  6.80% due 8/01/99                    1,000         1,014,122
Harris County, Texas,
  6.30% due 8/01/99                      500           505,891
Harris County, Texas,
  7.10% due 8/15/99                    1,000         1,046,780
Harris County, Texas,
  Flood Control District,
  7.00% due 5/01/99                      250           251,573
Harris County, Texas,
  Flood Control District,
  7.125% due 10/01/99                  1,190         1,218,124
Hawaii State, Airports
  System Revenue,
  5.40% due 7/01/99                    1,000         1,006,205
Honolulu, Hawaii,
  City & County,
  4.60% due 10/01/99                   2,200         2,215,063
Houston, Texas,
  2.85% due 5/13/99                    9,600         9,600,000
Houston, Texas, Independent
  School District,
  6.25% due 7/15/99                    1,000         1,010,394
Huron Valley, Michigan,
  School District,
  4.95% due 5/01/99                      200           200,475
Illinois State,
  Health Facilities
  Authority Revenue,
  7.25% due 4/01/99                      500           511,350
Illinois State,
  Sales Tax Revenue,
  5.00% due 6/15/99                    2,825         2,840,165
Illinois State,
  Sales Tax Revenue,
  5.70% due 6/15/99                      300           301,873
Illinois State,
  Sales Tax Revenue,
  7.00% due 6/15/99                    1,000         1,029,562
Indiana State Office
  Building Capital Revenue,
  6.50% due 7/01/99                      500           504,937
Indiana University Revenue,
  7.25% due 8/01/99                      500           517,523
Indiana University Revenue,
  7.50% due 8/01/99                    1,750         1,815,373
Indianapolis, Illinois, Airport
  Authority Revenue,
  5.00% due 7/01/99                      250           250,974
Intermountain Power
  Agency Revenue,
  5.50% due 7/01/99                    1,000         1,006,350
Irving, Texas,
  5.00% due 9/15/99                    1,100         1,111,649
Kalamazoo, Michigan
  City School District,
  4.25% due 5/01/99                    1,000         1,001,389
Knox County, Tennesee,
  Health Educational
  Hospital Facility,
  8.60% due 4/15/99                      500           513,386
Marion County, Tennessee,
  Industrial Environmental,
  AMT, 3.05% due 8/02/99               6,000         6,000,000
Massachusetts State
  Turnpike Authority,
  5.00% due 6/01/99                    2,910         2,925,564
Mercer County, North
  Dakota, Solid Waste
  Disposal Authority, AMT,
  3.05% due 6/01/99                    3,500         3,500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999
(Unaudited)

                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Michigan State, Building
  Authority Revenue,
  4.00% due 10/01/99                  $1,240       $ 1,244,600
Michigan State, Trunk Line,
  7.00% due 8/15/99                    1,500         1,552,782
Michigan State,
  Underground Storage,
  5.00% due 5/01/99                    3,000         3,007,517
Minnesota Water Pollution
  Control Revenue,
  5.00% due 3/01/99                    2,170         2,170,000
Missouri Higher Education
  Student Loan,
  2.95% due 8/15/99                    3,000         3,000,000
Missouri State,
  6.00% due 8/01/99                    2,885         2,919,287
Monroe Wisconsin
  School District,
  3.55% due 12/10/99                   2,500         2,503,445
Nevada Housing
  Authority, AMT,
  3.40% due 3/31/99                    5,000         5,000,000
New Mexico State
  Severance Tax,
  5.375% due 7/01/99                   3,000         3,019,533
New Orleans, Louisiana,
  Single Family Mortgage,
  AMT, 3.55% due 3/01/99               2,000         2,000,000
Northumberland County,
Pennsylvania,
6.30% due 10/15/99                       500           508,585
Ohio Housing Finance
  Agency, AMT,
  3.80% due 3/01/99                    2,765         2,765,000
Ohio State
  Building Authority,
  6.90% due 4/01/99                    1,300         1,303,861
Ohio State
  Building Authority,
  4.00% due 6/01/99                    1,000         1,001,468
Ohio State
  Building Authority,
  4.00% due 8/01/99                    2,000         2,073,912
Ohio State
  Building Authority,
  5.00% due 10/01/99                   2,520         2,543,757
Oklahoma State
  Water Resource Board
  State Loan Revenue,
  3.50% due 3/01/99                    5,700         5,700,000
Oregon State,
  7.00% due 7/01/99                    1,500         1,517,774
Pennsylvania State,
  Certificates of
  Participation,
  4.40% due 7/01/99                      100           100,260
Pennsylvania State,
  Turnpike Revenue,
  7.50% due 12/01/99                   1,700         1,790,219
Phenix City, Alabama,
  Environmental Revenue,
  3.00% due 6/16/99                    7,000         7,000,000
Phenix City, Alabama,
  Environmental Revenue,
  2.80% due 7/12/99                    2,000         2,000,000
Portland Maine,
  3.40% due 9/01/99                    1,515         1,515,000
Port Houston, Texas,
  5.375% due 10/01/99                    680           688,852
Port Seattle, Washington,
  AMT, 4.80% due 5/01/99               1,400         1,402,619
Richmond County, Georgia,
  Board of Education,
  4.25% due 3/01/99                    7,170         7,170,000
Richmond County, Georgia,
  Board of Education,
  4.00% due 9/01/99                    1,750         1,754,701
San Antonio, Texas,
  8.00% due 8/01/99                    1,000         1,018,067
San Antonio, Texas,
  Electric & Gas,
  2.85% due 5/13/99                    3,300         3,300,000
San Antonio, Texas,
  Water Revenue,
  2.50% due 4/06/99                    3,200         3,200,000
San Antonio, Texas,
  Water Revenue,
  7.13% due 5/01/99                      750           766,308
Seattle, Washington,
  Solid Waste Utility,
  6.95% due 5/01/99                    1,910         1,921,211
Seattle, Washington,
  Solid Waste Utility,
  5.00% due 8/01/99                      100           100,736
Seminole County, Florida,
  School District,
  5.50% due 8/01/99                      455           459,487
Shelbyville, Indiana,
  Middle School,
  7.45% due 7/15/99                      400           413,659
South Carolina,
  Public Service Authority,
  2.85% due 3/09/99                    2,000         2,000,000
Spokane, Washington,
  3.50% due 1/31/00                    2,000         2,008,973

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 1999
(Unaudited)

                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Sullivan Pollution
  Control Revenue,
  2.70% due 6/11/99                   $5,000       $ 5,000,000
Tennesee State,
  School Board Authority,
  4.00% due 5/01/99                    5,000         5,005,323
Teton County, Wyoming,
  School District,
  6.30% due 6/01/99                      825           831,530
Texas State,
  5.125% due 10/01/99                    100           101,130
Texas State,
  7.75% due 10/01/99                     500           512,124
Texas State,
  9.00% due 10/01/99                     500           515,544
Texas State,
  University System Revenue,
  7.50% due 8/15/99                      310           316,125
University of
  Cincinnati Receipts,
  7.30% due 6/01/99                      200           202,038
University of Texas,
  2.75% due 6/04/99                    9,500         9,500,000
Utah County, Utah,
  Environmental Revenue,
  3.00% due 6/01/99                    3,000         3,000,000
Utah Water Finance
  Agency Revenue,
  4.40% due 10/01/99                   1,000         1,005,124
Virginia State Public
  School District,
  4.20% due 4/01/99                    2,550         2,552,442
Wake County,
  North Carolina,
  4.20% due 4/01/99                    2,000         2,001,504
Washington State,
  Public Power Supply,
  6.00% due 7/01/99                    2,675         2,696,653
Washington State,
  Public Power Supply,
  7.50% due 7/01/99                      450           464,372
Washington Suburban
  Sanitation District,
  6.90% due 6/01/99                      675           681,431
Winston Salem,
  North Carolina,
  5.00% due 6/01/99                      100           100,357
Wisconsin State Health
  & Educational Facilities,
  7.40% due 8/15/99                    1,000         1,038,921
                                                  ------------
                                                   226,540,274
                                                  ------------

REVENUE, TAX, BOND AND TAX REVENUE
ANTICIPATION NOTES -- 3.4%
--------------------------------------------------------------------------------
Anchorage, Alaska, TAN's,
  3.75% due 1/04/00                   $5,000       $ 5,032,852
Canton, Massachusetts,
  BAN's, 3.90% due 9/17/99             4,925         4,938,534
Kentucky Assets and
  Liabilities, TRAN's,
  4.00% due 6/25/99                    4,500         4,509,363
Kentucky Assets and
  Liabilities, TRAN's,
  4.50% due 6/25/99                    2,800         2,808,697
Lexington, Massachusetts,
  BAN's, 3.70% due 4/15/99             3,055         3,057,228
New Mexico State, TRAN's,
  3.75% due 6/30/99                    5,000         5,012,579
                                                  ------------
                                                    25,359,253
                                                  ------------

VARIABLE RATE DEMAND NOTES* -- 62.4%
--------------------------------------------------------------------------------
ABN Amro Munitops
  Certificates Trust,
  due 4/05/06                          5,000         5,000,000
ABN Amro Munitops
  Certificates Trust, AMT,
  due 7/05/06                          2,000         2,000,000
Adams County, Colorado,
  Industrial Development
  Revenue, due 12/01/15                2,000         2,000,000
Alexandria, Virginia, Industrial
  Development Authority,
  due 7/01/26                          1,300         1,300,000
Allendale County, South
  Carolina, Industrial
  Revenue, due 8/01/01                 9,250         9,250,000
Arapahoe County, Colorado,
  Revenue Authority,
  due 7/01/07                          1,955         1,955,000
Ashe County, North Carolina,
  Industrial Facilities and
  Pollution, due 7/01/10               2,100         2,100,000
Beloit, Kansas, Industrial
  Development Authority,
  AMT, due 12/01/16                    3,100         3,100,000
Bexar County, Texas,
  Housing Finance Authority,
  due 9/15/26                          1,900         1,900,000
Brooks County, Georgia,
  Development Authority
  Revenue, due 3/01/18                 2,000         2,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999
(Unaudited)


                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Burke County, Georgia,
  Development Authority
  Pollution Control,
  due 7/01/24                          $ 800        $  800,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                          1,750         1,750,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue, due 4/01/07                 2,000         2,000,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue, AMT,
  due 9/01/30                          2,000         2,000,000
Cherokee County, South
  Carolina, Industrial Revenue,
  AMT, due 8/01/19                       200           200,000
Chicago, Illinois, due 1/01/27         8,900         8,900,000
Chicago, Illinois, O'Hare
  International Airport
  Revenue, due 7/01/10                 6,500         6,500,000
Clarksville, Tennessee,
  Public Building
  Authority, due 10/01/25                805           805,000
Clipper Tax Exempt Trust,
  AMT, due 3/01/15                     2,655         2,655,000
Clipper Tax Exempt Trust,
  AMT, due 3/01/16                     7,400         7,400,000
Coastal Texas, Health
  Facilities Development
  Authority, due 8/15/28               3,000         3,000,000
Colorado Health Facilities
  Authority Revenue,
  due 2/01/22                         15,995        15,995,000
Colorado Housing
  Finance Authority,
  due 2/15/28                          2,000         2,000,000
Columbus, Georgia,
  Housing Authority
  Revenue, due 11/01/17                  850           850,000
Connecticut State, Health
  & Educational Facilities,
  due 7/01/27                          1,500         1,500,000
Davidson County, North
  Carolina, Industrial Facilities,
  due 7/01/20                          2,140         2,140,000
De Kalb County, Georgia,
  Industrial Development
  Revenue, due 2/01/18                 1,100         1,100,000
De Kalb County, Georgia,
  Multifamily Housing
  Revenue, due 6/01/25                 4,300         4,300,000
Director State, Nevada,
  Department of Business,
  AMT, due 8/01/20                       910           910,000
District of Columbia,
  Revenue, due 10/01/15                  500           500,000
Eloy, Arizona, Industrial
  Development Authority
  Revenue, AMT,
  due 8/01/20                          1,000         1,000,000
Farmington, New Mexico,
  Pollution Control
  Revenue, due 12/01/16                7,000         7,000,000
Fayetteville, Arkansas,
  Industrial Development ,
  AMT, due 12/01/04                    1,100         1,100,000
Florence County, South
  Carolina, Solid Waste,
  AMT, due 4/01/27                     1,800         1,800,000
Forsyth County, Georgia,
  Industrial Development
  Revenue, due 1/01/07                 2,000         2,000,000
Fulton County, Georgia,
  Development Authority
  Revenue, due 2/01/18                 2,000         2,000,000
Fulton County, Georgia,
  Industrial Development
  Authority, AMT,
  due 6/01/27                            500           500,000
Gila County, Arizona,
  Industrial Development
  Authority, due 11/01/25              1,795         1,795,000
Glasgow, Kentucky, Industrial
  Building Revenue, AMT,
  due 5/01/14                          3,505         3,505,000
Gordon County, Georgia,
  Industrial Development
  Authority Revenue,
  due 8/01/17                          1,000         1,000,000
Green River, Wyoming,
  Pollution Control
  Revenue, AMT,
  due 10/01/18                           400           400,000
Gulf Breeze, Florida,
  Revenue, due 3/31/21                 4,805         4,805,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 6/01/05                 1,500         1,500,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 3/01/17                   545           545,000
Harris County, Texas,
  due 8/01/15                          8,000         8,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 1999
(Unaudited)

                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Harris County, Texas,
  due 10/01/16                        $1,715       $ 1,715,000
Hawkins County, Tennessee,
  Industrial Development
  Board, AMT, due 10/01/27             1,350         1,350,000
Heber City, Utah, Industrial
  Development Revenue,
  AMT, due 7/01/33                     3,650         3,650,000
Henderson, Nevada, Health
  Care Facilities Revenue,
  due 7/01/20                            700           700,000
Henrico County, Virginia,
  Industrial Development
  Authority, due 8/01/23                 180           180,000
Hernando County, Florida,
  Industrial Development
  Revenue, due 12/01/04                5,750         5,750,000
Illinois Health Facilities
  Authority Revenue,
  due 1/01/20                          2,000         2,000,000
Illinois Health Facilities
  Authority Revenue,
  due 8/15/27                          8,100         8,100,000
Jackson County, Mississippi,
  Pollution Control Revenue,
  due 12/01/16                         1,000         1,000,000
Jackson, Mississippi, Industrial
  Development Revenue,
  due 12/01/15                         2,650         2,650,000
Jefferson Parish, Louisiana,
  Hospital District 2,
  due 12/01/15                         2,700         2,700,000
Knox County, Tennessee,
  Health Educational
  Hospital Facilities,
  due 12/01/27                         8,000         8,000,000
Knox County, Tennessee,
  Industrial Development
  Board Revenue, AMT,
  due 10/01/00                         1,000         1,000,000
Kohler, Wisconsin, Industrial
  Sewer Facilities, AMT,
  due 9/01/17                          4,000         4,000,000
Long Island Power Authority,
  due 5/01/33                          2,000         2,000,000
Louisa County, Virginia,
  Industrial Development
  Authority, due 1/01/20                 900           900,000
Louisiana Housing Finance
  Agency Mortgage Revenue,
  AMT, due 6/01/27                     3,180         3,180,000
Macon Trust Pooled Receipts,
  due 3/03/07                         35,945        35,945,000
Madison, Wisconsin,
  Community Development
  Authority, due 6/01/22               1,095         1,095,000
Marshfield, Wisconsin,
  Industrial Development
  Revenue, due 12/01/14                2,500         2,500,000
Maryland State,
  Community Development,
  due 4/01/25                          2,750         2,750,000
Mason County, Kentucky,
  Pollution Control,
  due 10/15/14                         2,900         2,900,000
Massachusetts State Housing
  Finance Authority,
  due 7/01/19                          8,500         8,500,000
Massachusetts State Water
  Resource Authority,
  due 11/01/26                         8,000         8,000,000
Mecklenburg County,
  North Carolina, Industrial
  Facilities, due 9/01/14              2,000         2,000,000
Metropolitan Pier & Expo,
  Illinois, due 6/15/21                5,300         5,300,000
Metropolitan Pier & Expo,
  Illinois, due 12/15/22               6,225         6,225,000
Metropolitan Pier & Expo,
  Illinois, due 12/15/23               6,290         6,290,000
Metropolitan Pier & Expo,
  Illinois, due 6/15/28                5,050         5,050,000
Mississippi Home Corp.,
  Single Family, due 11/01/29          3,250         3,250,000
Mississippi Home Corp.,
  Single Family, AMT,
  due 6/01/28                          3,475         3,475,000
Missouri State, Health and
  Educational Facilities
  Revenue, due 7/01/18                 3,700         3,700,000
Moorhead, Minnesota, Solid
  Waste Disposal, AMT,
  due 4/01/12                          3,000         3,000,000
Multi-State Municipal
  Securities Trust Certificates,
  due 3/01/01                          9,140         9,140,000
Multi-State Municipal
  Securities Trust Certificates,
  due 12/01/03                         8,380         8,380,000
Municipal Trust Receipts,
  due 3/01/07                             20            20,000
Municipal Trust Receipts,
  due 9/01/07                         11,470        11,470,000
Municipal Trust, Receipts,
  due 12/15/14                         7,000         7,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999
(Unaudited)

                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
Municipal Trust Receipts,
  due 7/01/28                         $6,000       $ 6,000,000
Municipal Trust Receipts,
  due 10/01/30                         2,585         2,585,000
Municipal Trust Receipts,
  due 10/11/30                         3,915         3,915,000
Municipal Trust Receipts,
  due 10/01/32                        10,805        10,805,000
Nash County, North
  Carolina, due 12/01/14               1,000         1,000,000
New Hanover County,
North Carolina,
due 3/01/14                            2,250         2,250,000
New York State Housing
  Finance Agency Revenue,
  due 11/15/19                         2,000         2,000,000
New York State Job
  Development Authority,
  AMT, due 3/01/07                       575           575,000
New York State Medical
  Care Facilities Finance
  Authority, due 8/15/22                 700           700,000
New York State Thruway
  Authority Revenue,
  due 1/01/27                          6,900         6,900,000
North Little Rock, Arkansas,
  Health Facilities,
  due 12/01/21                         1,700         1,700,000
Oakland California, Economic
  Development Revenue,
  due 8/01/27                            280           280,000
Orange County, Florida,
  Industrial Development
  Authority, due 1/01/11                 400           400,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                          1,320         1,320,000
Perry County, Mississippi,
  Pollution Control Revenue,
  due 3/01/02                          1,000         1,000,000
Person County, North
  Carolina, Pollution Control
  Authority, due 11/01/19              3,000         3,000,000
Piedmont, South Carolina,
  Municipal Power Agency,
  due 1/01/22                          1,000         1,000,000
Pinal County, Arizona,
  Pollution Control Revenue,
  due 12/01/09                         2,750         2,750,000
Pinellas County, Florida,
  Health Facilities Authority,
  due 12/01/15                         6,400         6,400,000
Pitney Bowes Corp.,
  due 11/13/02                         1,763         1,763,090
Pitt County, North Carolina,
  Industrial Facilities and
  Pollution, AMT,
  due 5/01/18                          3,000         3,000,000
Port Arthur, Texas,
  Navigation District,
  due 10/01/24                           300           300,000
Port Authority of New York
  & New Jersey Special
  Tax Obligation,
  due 6/01/20                          3,050         3,050,000
Puerto Rico Electricity
  Power Authority,
  due 7/01/22                          8,000         8,000,000
Red Bay, Alabama, Industrial
  Development Board
  Revenue, due 11/01/10                3,400         3,400,000
Rhode Island State
  Industrial Facilities Corp.
  due 5/01/05                          1,750         1,750,000
Rhode Island State
  Industrial Facilities Corp.,
  AMT, due 6/01/05                     3,850         3,850,000
Rhode Island State
  Industrial Facilities Corp.,
  due 11/01/05                         3,710         3,710,000
Roanoke, Virginia, Industrial
  Development Authority
  Hospital, due 7/01/19                2,600         2,600,000
Roswell, Georgia, Multifamily
  Housing Authority,
  due 8/01/27                          2,500         2,500,000
Rutherford County, Tennessee,
  Industrial Development,
  AMT, due 12/01/03                    1,500         1,500,000
Savannah, Illinois, Industrial
  Development Revenue,
  due 6/01/04                            600           600,000
Scotland County, North
  Carolina, Industrial Facilities,
  AMT, due 5/01/18                     1,350         1,350,000
Seattle, Washington, Municipal
  Lighting and Power Revenue,
  due 11/01/18                           900           900,000
South Carolina Jobs Economic
  Development, AMT,
  due 12/01/12                         4,675         4,675,000
Southeastern Oklahoma
  Industrial Development
  Authority, due 6/01/16               3,400         3,400,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 1999
(Unaudited)

                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
State of Utah, General
  Obligations, AMT,
  due 7/01/22                         $1,750       $ 1,750,000
Tarrant County, Texas, Health
  Facilities Development,
  due 11/15/26                           960           960,000
Texas State, due 10/01/08              4,950         4,950,000
Texas State, due 4/01/20               9,440         9,440,100
Texas State, Department of
  Housing and Community,
  due 3/01/17                          1,995         1,995,000
Tipton, Indiana, Economic
  Development Revenue,
  due 7/01/22                          1,045         1,045,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/01/11                    1,000         1,000,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/11/11                    1,000         1,000,000
Traill County, North Dakota,
  Industrial Development,
  due 3/01/13                          5,750         5,750,000
Uinta County, Wyoming,
  Pollution Control Revenue,
  due 12/01/22                         2,300         2,300,000
Utah State Board of Regents,
  due 11/01/25                           900           900,000
Utah State Housing Finance
  Agency, due 7/01/22                  1,245         1,245,000
Vermont Industrial
  Development Authority
  Revenue, AMT,
  due 12/01/11                           800           800,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/00                         1,050         1,050,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/02                         1,080         1,080,000
Walton County, Georgia,
  Industrial Building
  Authority, due 10/01/17                700           700,000
Washington State Multifamily
  Mortgage Revenue,
  due 7/01/25                          1,225         1,225,000
Washington State Health
  Care Facilities Revenue,
  due 1/01/23                            200           200,000
Wayne Charter County,
  Michigan, Airport Revenue,
  AMT, due 12/01/09                   12,865        12,865,000
Whitfield County, Georgia,
  Development Authority
  Revenue, AMT,
  due 11/01/17                         1,000         1,000,000
Winchester, Kentucky,
  Industrial Building, AMT,
  due 10/01/18                         2,300         2,300,000
Wisconsin State Health
  & Educational Facility,
  due 8/15/17                          2,100         2,100,000
                                                  ------------
                                                   474,308,190
                                                  ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                    99.7%       757,352,570
OTHER ASSETS,
  LESS LIABILITIES                      0.3          2,354,427
                                      -----       ------------
NET ASSETS                            100.0%      $759,706,997
                                      =====       ============

AMT--Subject to Alternative Minimum Tax
*Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 day's notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost and value (Note 1A)                 $757,352,570
Interest receivable                                                   5,164,493
--------------------------------------------------------------------------------
  Total assets                                                      762,517,063
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments repurchased                                   2,688,141
Payable to affiliate - Investment advisory fees (Note 2A)                56,002
Accrued expenses and other liabilities                                   65,923
--------------------------------------------------------------------------------
  Total liabilities                                                   2,810,066
--------------------------------------------------------------------------------
NET ASSETS                                                         $759,706,997
================================================================================
REPRESENTED BY:
Capital paid-in-for beneficial interests                           $759,706,997
================================================================================



TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                          $12,257,802
--------------------------------------------------------------------------------
EXPENSES
Investment Advisory fees (Note 2A)                       $740,743
Administrative fees (Note 2B)                             185,185
Custody and fund accounting fees                          118,805
Audit fees                                                  8,600
Trustees' fees                                              7,132
Legal fees                                                  5,045
Miscellaneous                                               9,751
--------------------------------------------------------------------------------
  Total expenses                                        1,075,261
Less aggregate amounts waived by Investment Adviser and
 Administrator (Notes 2A and 2B)                         (514,209)
Less fees paid indirectly (Note 1D)                        (5,726)
--------------------------------------------------------------------------------
  Net expenses                                                          555,326
--------------------------------------------------------------------------------
Net investment income                                                11,702,476
NET REALIZED GAIN ON INVESTMENTS                                          3,613
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $11,706,089
================================================================================


See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
                                                        FEBRUARY 28, 1999       YEAR ENDED
                                                           (Unaudited)        AUGUST 31, 1998
==============================================================================================
Increase (Decrease) in Net Assets from Operations:
Net investment income                                       $11,702,476       $20,567,400
Net realized gain on investments                                  3,613            17,001
----------------------------------------------------------------------------------------------
Increase in net assets from operations                       11,706,089        20,584,401
----------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                               2,659,265,811     1,069,295,431
Value of withdrawals                                     (2,635,123,308)     (849,651,201)
----------------------------------------------------------------------------------------------
Net increase in net assets from capital transactions        24,142,503       219,644,230
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                   35,848,592       240,228,631
----------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                        $723,858,405       483,629,774
----------------------------------------------------------------------------------------------
End of period                                              $759,706,997      $723,858,405
==============================================================================================



TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                    Six Months
                                      Ended
                                   February 28,                        Year Ended August 31
                                        1999       ------------------------------------------------------------
                                    (Unaudited)       1998         1997          1996         1995        1994
===================================================================================================================
Ratios/Supplemental Data:
Net Assets, end of period
 (000's omitted)                     $759,707      $723,858      $483,630      $372,171      $394,222     $233,108
Ratio of expenses to
 average net assets                     0.15%         0.15%         0.19%         0.30%         0.32%        0.31%
Ratio of net investment income
 to average net assets                  3.16%+        3.53%         3.46%         3.31%         3.55%        2.33%

Note: If Agents of the Portfolio had not  voluntarily  waived a portion of their fees during the periods  indicated
and the expenses were not reduced for fees paid  indirectly  for the years after August 31, 1995,  the ratios would have been as follows:

RATIOS:
Expenses to average net assets          0.29%+        0.29%         0.31%         0.32%         0.32%        0.32%
Net investment income to average
 net assets                             3.02%+        3.39%         3.35%         3.29%         3.55%        2.32%
--------------------------------------------------------------------------------------------------------------------

+ Annualized

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, nondiversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Portfolio's Administrator. Citibank, N.A.
("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigoup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.
   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.
   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.
   D. FEES PAID INDIRECTLY The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.
   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
   A. INVESTMENT ADVISORY FEE The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $740,743, of which $329,024 was voluntarily waived for the six months ended February 28, 1999. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.
   B. ADMINISTRATIVE FEE Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $185,185, all of which was voluntarily waived for the six months ended February 28, 1999. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,227,782,595 and $1,191,155,075, respectively, for the six months ended February 28, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1999, for federal income tax purposes, amounted to $757,352,570.

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1999, the commitment fee allocated to the Portfolio was $1,010. Since the line of credit was established, there have been no borrowings.

                       THIS PAGE INTENTIONALLY LEFT BLANK

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Walter E. Robb, III
E. Kirby Warren

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
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  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
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  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more information contact your Service Agent or call 1-800-625-4554

  CitiFunds are made available by CFBDS, Inc.
  as distributor.



(C)1999 Citicorp            Printed on recycled paper                CFS/RTF/299